UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                              FORM 13F COVER PAGE

                     Report for the Calendar Year or Quarter Ended: 6/30/2011
                        Check here if Amendment [  ]; Amendment Number:

This  Amendment (check only one.):

          [  ]   is a restatement.
          [  ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  STRALEM & COMPANY, INC.
       -----------------------
Address:  645 Madison Avenue, New York, New York 10022
          --------------------------------------------

Form 13F File Number:  028-05653
                       ---------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:
Reporting  Manager:


Name:  Philippe E. Baumann
       -------------------
Title: Executive Vice President
       ------------------------
Phone: 212-888-8123
       ------------
Signature, Place, and Date of Signing:

/s/  Philippe E. Baumann
--------------------------
New York, New York
July 27, 2011

Report Type (Check only one):
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

FORM 13F SUMMARY PAGE

REPORT SUMMARY:

Number of Other Included Managers:           0
                                             -

Form 13F Information Table Entry  Total:     39
                                             --
Form 13F Information Table Value Total:    $3,376,129 (In Thousands)
                                           -------------------------
List  of  Other  Included  Managers:
     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
No.     NONE

                                                          Stralem & Company, Inc
                                                                 FORM 13F
                                                              June 30, 2011
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
                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CISCO SYSTEMS INC               COMMON STOCK    17275R102    64825  4152787 SH         Sole                3545987            606800
INTEL CORP                      COMMON STOCK    458140100    85401  3853819 SH         Sole                3284719            569100
MICROSOFT CORP                  COMMON STOCK    594918104    78384  3014759 SH         Sole                2574859            439900
ORACLE CORP                     COMMON STOCK    68389X105    89035  2705415 SH         Sole                2281315            424100
QUALCOMM INC                    COMMON STOCK    747525103    91832  1617050 SH         Sole                1364250            252800
ABBOTT LABORATORIES             COMMON STOCK    002824100    82616  1570057 SH         Sole                1340047            230010
CELGENE CORP                    COMMON STOCK    151020104    86289  1430520 SH         Sole                1219970            210550
QUEST DIAGNOSTICS               COMMON STOCK    74834L100     3280    55500 SH         Sole                   6400             49100
THERMO FISHER SCIENTIFIC INC    COMMON STOCK    883556102    92966  1443800 SH         Sole                1260800            183000
ZIMMER HLDGS INC COM            COMMON STOCK    98956P102      935    14800 SH         Sole                   5500              9300
3M CO                           COMMON STOCK    88579Y101   118181  1245980 SH         Sole                1055480            190500
AUTOMATIC DATA PROCESSING INC   COMMON STOCK    053015103     6664   126500 SH         Sole                  20800            105700
BERKSHIRE HATHAWAY INC DEL CL   COMMON STOCK    084670702      580     7500 SH         Sole                   7500
CATERPILLAR INC                 COMMON STOCK    149123101   133285  1251977 SH         Sole                1050877            201100
COCA COLA CO                    COMMON STOCK    191216100   115383  1714710 SH         Sole                1457560            257150
CSX CORP.                       COMMON STOCK    126408103     4586   174900 SH         Sole                  22200            152700
DANAHER CORP                    COMMON STOCK    235851102   128809  2430823 SH         Sole                2047373            383450
DU PONT E I DE NEMOURS & CO CO  COMMON STOCK    263534109   113835  2106100 SH         Sole                1834600            271500
EATON CORP                      COMMON STOCK    278058102   113416  2204400 SH         Sole                1867000            337400
FEDEX CORPORATION               COMMON STOCK    31428X106   115559  1218330 SH         Sole                1031630            186700
GENERAL ELECTRIC CO             COMMON STOCK    369604103   109508  5806373 SH         Sole                4985273            821100
INTERNATIONAL BUSINESS MACHS C  COMMON STOCK   	459200101   128585   749550 SH         Sole                 630110            119440
LOEWS CORP                      COMMON STOCK    540424108   116795  2774899 SH         Sole                2343599            431300
MCDONALDS CORP                  COMMON STOCK    580135101   123506  1464729 SH         Sole                1249279            215450
PEPSICO INCORPORATED            COMMON STOCK    713448108      599     8500 SH         Sole                   7300              1200
PROCTER & GAMBLE CO COM         COMMON STOCK    742718109      480     7550 SH         Sole                   7550
UNITED TECHNOLOGIES CORP        COMMON STOCK    913017109   120011  1355906 SH         Sole                1181806            174100
WAL MART STORES INC             COMMON STOCK    931142103   108435  2040551 SH         Sole                1733100            307451
CHEVRON CORP                    COMMON STOCK    166764100   144371  1403844 SH         Sole                1186694            217150
EXXON MOBIL CORP                COMMON STOCK    30231G102   142260  1748092 SH         Sole                1473492            274600
HESS CORP COM                   COMMON STOCK    42809H107     8396   112300 SH         Sole                  65600             46700
KROGER CO                       COMMON STOCK   	501044101   139545  5626800 SH         Sole                4779500            847300
AMERICAN ELECTRIC POWER INC     COMMON STOCK    025537101   109126  2896123 SH         Sole                2504123            392000
AT&T INC COM                    COMMON STOCK    00206R102   120105  3823796 SH         Sole                3322096            501700
CONSOLIDATED EDISON INC         COMMON STOCK    209115104   118247  2221013 SH         Sole                1879663            341350
DOMINION RESOURCES              COMMON STOCK    25746U109   122005  2527550 SH         Sole                2137950            389600
PFIZER INC                      COMMON STOCK    717081103   112069  5440239 SH         Sole                4828540            611699
SOUTHERN CO                     COMMON STOCK    842587107   120258  2978154 SH         Sole                2522054            456100
TECO ENERGY INC                 COMMON STOCK   	872375100     5965   315800 SH         Sole                  30200            285600
REPORT SUMMARY                 39 DATA RECORDS             3376129                 0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED






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